Contingent Liabilities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Allowance for repayment of excess interest	¥ 5,439	¥ 7,073
Provision (reversal) for repayment of excess interest recognized on Equity in earnings of equity method investee	¥ 15,852	¥ 0	¥ 0